UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Year Ended October 31, 2018

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2018

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For fiscal year ending October 31, 2018, BMC Fund, Inc. (the “Company”) generated investment performance of 2.6% which fell short of our absolute return objective but exceeded both the Company’s investment policy index (-0.5%) and global equity indices (0.0%). With volatility returning to global asset markets, the Company’s long-term focus on capital preservation has begun to pay dividends. During the trailing twelve months, global stock (0.0%) and hedge fund indices (-0.4%) treaded water while bond markets declined (-2.1%). In contrast, the Company’s equity (1.5%), hedge fund (4.1%), and fixed income (2.6%) allocations each generated positive returns ahead of their respective benchmarks. At fiscal year-end, the portfolio remains broadly diversified with a substantial cash reserve.

We continue to see increasing evidence of late cycle economic behavior, most notably through increasing downside volatility across asset classes. With corporate leverage at historic extremes, credit quality deteriorating, and monetary policy tightening, the risk of a financial accident has greatly increased. Prudent investors would be well served to recall that financial imbalances, which can appear to go on forever, often reverse course suddenly and with little warning. Domestic equity markets are trading near peak multiples on peak margins, and consumer confidence and household equity allocations are at record highs. At the same time, downward revisions to top-line guidance—combined with rising input costs, higher wages, and rising debt burdens—are likely to squeeze profit margins. With global central banks removing liquidity from asset prices, future returns are likely to be quite subdued even if economic growth continues.

Risks to the downside appear much more significant. But the risk of getting too cautious here is manageable, in our opinion. We are still finding pockets of value in the market today and remain comfortable aggressively deploying capital when the price is right. The benefits of a value-oriented approach, such as ours, can be difficult to distinguish in good times when a rising tide lifts all boats. In a bull market, risk can be easily confused as intelligence. It’s not until the tide turns that you can see which boats end up stuck in the sand and which captains can navigate choppy waters. While past performance is no guarantee of future returns, we believe that our relentless focus on capital preservation will be well rewarded in choppy waters. Simply put, this is our bread and butter. And we are looking forward to the opportunities that market turbulence may create. We believe the portfolio is well positioned to generate attractive returns across a variety of market climates.

1

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2018

During the year ended October 31, 2018, the Company paid the following dividends per share:

December 11, 2017 to shareholders of record November 25, 2017	$.25
March 10, 2018 to shareholders of record February 25, 2018	.25
June 10, 2018 to shareholders of record May 25, 2018	.25
September 10, 2018 to shareholders of record August 25, 2018	.25

Total	$1.00

The Company paid a dividend of $0.25 per share on December 10, 2018 to shareholders of record November 25, 2018.

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at October 31, 2018 with a total market value of $99,605,722.

M. Hunt Broyhill
Chairman and President

2

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Year Ended October 31, 2018

3

BMC FUND, INC.

SUPPLEMENTAL INFORMATION

Year Ended October 31, 2018

SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of BMC Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and open written option contracts, of the BMC Fund, Inc. (the “Fund”), as of October 31, 2018 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the ten years in the period then ended, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $29,100,182 (28.40% of net assets) as of October 31, 2018, whose fair values have been estimated by management in the absence of readily determinable fair values. Management’s estimates are based upon information provided by the funds’ managers or the general partners.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We have conducted our audits in accordance with the standards of the PCAOB. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of October 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ Dixon Hughes Goodman LLP

We have served as the Fund’s auditor since 2001.

Charlotte, North Carolina

December 17, 2018

5

BMC FUND, INC.

SCHEDULE OF INVESTMENTS

October 31, 2018

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
COCA COLA CO		1.650%	11/1/2018	$1,000,000	$1,000,000	$1,000,000
STARBUCKS CORP		2.000%	12/5/2018	1,000,000	1,000,614	999,481
APPLE INC		1.700%	2/22/2019	1,000,000	1,000,912	996,694
RAYTHEON CO		4.400%	2/15/2020	500,000	517,907	508,771
WALT DISNEY CO		1.800%	6/5/2020	1,000,000	982,080	980,382
HERTZ CORP		5.875%	10/15/2020	200,000	201,361	195,750
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,563	93,500
DISH DBS CORP		5.875%	7/15/2022	100,000	96,826	94,500
INGLES MKTS INC		5.750%	6/15/2023	200,000	200,805	199,000
DAVITA INC		5.125%	7/15/2024	200,000	200,270	191,000
CENTURYLINK INC		7.650%	3/15/2042	100,000	89,995	86,000
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	147,750
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,500	114,375
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,604	547,910
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	485,000
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,286	230,233
JP MORGAN CHASE CAP XXIII		0.000%	5/15/2077	250,000	232,310	214,688
AXA SA FLOATING RATE	[4]	0.000%	1/29/1949	100,000	84,277	77,005
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,638,468	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	538,019	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,364,212	-
				13,861,000	10,795,009	7,162,039	6.99%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	85,771	101,100
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	993,009	1,213,200
				1,300,000	1,078,780	1,314,300	1.28%

TOTAL INVESTMENTS IN FIXED INCOME				$15,161,000	$11,873,789	$8,476,339	8.27%

See accompanying notes to financial statements.

6

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOAT RATE INC STRAT	1,500.00	$19,596	$19,455
BLACKROCK TAX MUNICIPAL SHS	10,000.00	220,813	197,400
DOUBLELINE LOW DURATION BOND I	49,603.18	500,000	492,064
DOUBLELINE ULTRA SHORT BOND I	49,850.45	500,000	500,000
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,323,383
GUGGENHEIM TAXABLE MUNI MG	10,000.00	213,921	201,300
INVESCO SENIOR LOAN ETF	10,000.00	233,150	230,100
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,605,953
NUVEEN PFD & INCOME TE COM	5,000.00	116,924	109,800
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	221,459
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,524,126
PIMCO STRATEGIC INCOME FUND	5,000.00	47,590	45,300
VANGUARD SHORT TERM INVT-GRADE ADM SHS	46,772.69	500,000	486,904
VANGUARD SHORT TERM CORP BOND ADM SHS	22,967.39	500,000	485,990
TOTAL BOND MUTUAL FUNDS		8,694,494	8,443,234	8.24%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Foreign Large Growth
VANGUARD INTL DIVIDEND APPR ETF	3,000.00	197,873	175,980	0.17%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHS	20,045.04	422,892	517,763	0.51%

Financial
SPDR S&P REGIONAL BANKING	4,500.00	249,908	242,955	0.24%

Technology
FIRST TRUST NASDAQ TECH DIV ETF	3,000.00	109,009	106,170	0.10%

See accompanying notes to financial statements.

7

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
Consumer Discretionary
VANGUARD CONSUMER DISCRETIONARY ETF	2,265.00	299,965	366,907	0.36%

Industrials
VANGUARD INDUSTRIALS INDEX ADM SHARES	4,695.57	300,000	316,575	0.31%

Large Cap Blend
COOK & BYNUM FUND	65,145.23	1,000,000	962,194
INVESCO INTL DIV ACHIEV ETF	6,600.00	99,412	97,086
PRIMECAP ODYSSEY STOCK	18,525.38	500,000	588,922
VANGUARD 500 INDEX INVESTOR SHARES	2,383.00	500,000	597,323
		2,099,412	2,245,525	2.19%

Large Cap Growth
PARNASSUS CORE EQUITY INVESTOR	12,603.98	500,000	557,600	0.54%

Mid Cap Blend
AKRE FOCUS FUND INSTL	10,855.41	250,000	388,081	0.38%

Diversified Emerging Markets
ISHARES CORE MSCI EMERGING	1,630.00	99,518	77,035
PZENA EMERGING MARKETS	23,946.36	250,000	236,590
VANGUARD EMERGING MKTS SEL STOCK INV SHS	10,513.04	250,000	206,897
		599,518	520,522	0.51%

Moderate Allocation
FPA CRESCENT PORTFOLIO	49,409.16	1,525,303	1,669,535	1.63%

See accompanying notes to financial statements.

8

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	319,185
SPDR GOLD SHARES	[3]	6,000.00	608,120	690,900
VANECK VECTORS GOLD MINERS		20,832.00	637,276	394,350
			1,645,389	1,404,435	1.37%

Utilities
REAVES UTILITY INCOME FUND		2,000.00	66,620	60,720
UTILITIES SELECT SECTOR SPDR		11,000.00	357,289	590,590
			423,909	651,310	0.64%

TOTAL SPECIALTY FUNDS			8,425,305	8,987,378	8.77%

TOTAL STOCK MUTUAL FUNDS			8,623,178	9,163,358	8.94%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$17,317,672	$17,606,592	17.18%

See accompanying notes to financial statements.

9

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL B	[2,3]	$3,000,000	$6,142,851
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,122	2,595,961
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,754,625
INFINITY PREMIER FUND, LP	[2,3]	3,500,000	4,001,726
LITESPEED PARTNERS, LP	[2,3]	2,500,000	3,202,047
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	115,267
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	1,850,763	2,344,532
OLD WELL EMERGING MARKETS FUND	[2,3]	500,000	437,941
PRIVET FUND LP	[2,3]	1,000,000	1,661,451
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	291,937
STARK INVESTMENTS LP	[2,3]	25,521	68,977
TRIARII CAPITAL PARTNERS LP	[2,3]	1,000,000	912,101
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,420,772	2,009,162
WALNUT INVESTMENT PARTNERS	[1,2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,377,776
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	46,821
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	45,554
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	45,852
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	45,601
TOTAL LIMITED PARTNERSHIPS		21,647,745	29,100,182	28.40%

TOTAL OTHER INVESTMENTS		$21,647,745	$29,100,182	28.40%

See accompanying notes to financial statements.

10

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
COMMUNICATION SERVICES
Communication Services	13,000.00	AT&T CORP COM		$404,615	$398,840
	4,500.00	BCE INC COM		191,785	174,960
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	51,820
	10,000.00	TELEFONICA BRASIL S.A.		144,120	116,000
	6,691.00	TELEFONICA S A SPONSORED ADR		110,736	54,933
	6,500.00	VODAFONE GROUP		169,802	123,045
				1,048,962	919,598	0.90%

Media and Entertainment	1,101.00	ALPHABET INC CAP STK CL C	[3]	641,355	1,185,524
	50.00	BAIDU INC SPON ADR REP A	[3]	11,087	9,503
	6,500.00	FACEBOOK INC CL A	[3]	1,095,635	986,635
	4,000.00	WEIBO CORP	[3]	389,867	236,040
				2,137,944	2,417,702	2.36%

TOTAL COMMUNICATION SERVICES				3,186,906	3,337,300	3.26%

CONSUMER DISCRETIONARY
Hotels, Restaurants & Leisure	3,165.00	RADISSON HOSP AB NPV	[3]	12,343	12,374
	1,000.00	STARBUCKS CORPORATION		54,225	58,270
				66,568	70,644	0.07%

Retailing	3,000.00	ALIBABA GROUP HLDG LTD SPO	[3]	529,143	426,840	0.42%

TOTAL CONSUMER DISCRETIONARY				595,711	497,484	0.49%

CONSUMER STAPLES
Discount Stores	5,000.00	DOLLAR GEN CORP COM		353,530	556,900
	10,000.00	DOLLAR TREE INC COM	[3]	786,251	843,000
				1,139,781	1,399,900	1.37%

Food & Staples Retailing	10,000.00	WALGREENS BOOTS ALLIAN COM		652,690	797,700	0.78%

Food, Beverage & Tobacco	6,000.00	ANHEUSER-BUSCH INBEV SA/NV		522,857	443,880
	5,000.00	CAMPBELL SOUP CO COM		180,368	187,050
	5,700.00	CISCO SYSTEMS INC		111,360	260,775
	1,500.00	CONSTELLATION BRANDS CL A		136,079	298,845
	6,500.00	CORNING INC COM		181,607	207,675
	500.00	GENERAL MILLS INC COM		20,240	21,900
	2,500.00	MOLSON COORS BREWING COM C		163,317	160,000
				1,315,828	1,580,125	1.54%

See accompanying notes to financial statements.

11

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
Household & Personal Products	275.00	PROCTER & GAMBLE CO COM	18,418	24,387	0.02%

TOTAL CONSUMER STAPLES			3,126,717	3,802,112	3.71%

ENERGY
Energy	35,000.00	CAMECO CORP COM	323,282	375,200
	3,800.00	CHEVRON CORP	402,913	424,270
	4,404.00	EXXON MOBIL CORP COM	378,442	350,911
	2,000.00	NGL ENERGY PARTNERS LP COM	23,880	18,920
	4,800.00	OCCIDENTAL PETROLEUM COM	380,566	321,936
	3,500.00	PHILLIPS 66 COM	375,015	359,870
	1,500.00	ROYAL DUTCH SHELL ADR A	100,414	94,785
	9,000.00	SUNOCO INC COM	215,850	246,060
	4,500.00	VALERO ENERGY CORP COM STK	300,371	409,905
			2,500,733	2,601,857	2.54%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	77,035	0.08%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU	256,047	94,920
	2,000.00	BUCKEYE PARTNERS LP COM	124,792	65,620
	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	110,600
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	198,912
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	49,700
	4,000.00	GOLAR LNG PARTNERS LP	87,880	56,440
	5,000.00	GREEN PLAINS PARTNERS COM	102,799	76,950
	10.00	ONEOK INC COM	520	656
	4,500.00	SPECTRA ENERGY PARTNERS LP	169,572	155,250
	6,000.00	TALLGRASS ENERGY PARTNERS COM	125,895	130,560
	5,000.00	USA COMPRESSION PARTNERS COM	86,262	73,250
			1,341,595	1,012,858	0.99%

TOTAL ENERGY			3,907,141	3,691,750	3.60%

FINANCIALS
Banks	30,000.00	ALLY FINANCIAL INC COM	624,038	762,300
	5,000.00	BANK OF AMERICA CORP COM	96,603	137,500
	5,000.00	BB&T CORP COM	215,613	245,800
	3,000.00	PACWEST BANCORP DEL COM	148,845	121,860
	2,500.00	WELLS FARGO & CO DEL COM	113,118	133,075
			1,198,217	1,400,535	1.37%

See accompanying notes to financial statements.

12

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	202,370
	5,000.00	ANNALY CAP MGMT INC COM		82,125	49,350
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	63,075
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	513,200
	10,000.00	BLACKSTONE MTG TR INC COM		315,094	337,400
	2,000.00	CAPITAL ONE FINL CORP COM		161,936	178,600
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	642,546
	8,000.00	CARLYLE GROUP LP COM		201,185	162,160
	800.00	CME GROUP		129,728	146,592
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	276,750
	1,000.00	INTERCONTINENTAL EXCHANGE COM		74,845	77,040
	200.00	LENDINGTREE INC NEW COM	[3]	60,866	40,338
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	30,700
	28,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,224,798	1,171,240
	10,000.00	OXFORD LANE CAP CORP COM		110,256	103,600
	13,000.00	STARWOOD PPTY TR INC COM		286,829	282,360
	23,000.00	THE BLACKSTONE GROUP LP		720,527	744,280
				5,438,127	5,021,601	4.90%

Insurance	1,500.00	AON PLC SHS CL A		121,687	234,270
	5,000.00	OLD REP INTL CORP COM		84,276	110,250
	2,500.00	TRAVELERS COMPANIES COM		203,356	312,825
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	154,900
				558,134	812,245	0.79%

TOTAL FINANCIALS				7,194,478	7,234,381	7.06%

HEALTH CARE
Health Care Equipment & Services	2,500.00	AXOGEN INC COM	[3]	81,826	93,225
	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	168,350
	5,000.00	HOLOGIC INC COM	[3]	216,378	194,950
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	376,591	569,953
	10,000.00	MCKESSON CORP COM		1,395,083	1,247,600
	3,000.00	QUEST DIAGNOSTICS INC COM		168,045	282,330
				2,395,548	2,556,408	2.50%

Pharmaceuticals & Biotechnology	38.00	AMGEN INC COM		5,707	7,326
	2,500.00	ABBVIE INC		229,812	194,625
	5,000.00	ALLERGAN PLC SHS		802,434	790,050
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	387,800
	1,000.00	IQVIA HOLDINGS INC COM	[3]	99,090	122,930
	3,000.00	ELI LILLY & CO COM		132,159	325,320

See accompanying notes to financial statements.

13

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
	500.00	MERCK & CO INC COM		26,583	36,805
	500.00	PFIZER INC COM		12,068	21,530
	1,000.00	SEATTLE GENETICS INC COM	[3]	49,131	56,130
				1,592,515	1,942,516	1.90%

TOTAL HEALTH CARE				3,988,063	4,498,924	4.39%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	95,130
	4,000.00	ABB LTD SPONSORED ADR		100,795	80,240
	5,000.00	GENERAL ELECTRIC CO		68,524	50,500
				240,884	225,870	0.22%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	44,735	0.04%

Transportation	5,000.00	USD PARTNERS LP COM UT REP		56,643	53,850	0.05%

TOTAL INDUSTRIALS				314,939	324,455	0.32%

INFORMATION TECHNOLOGY
Software & Services	15,000.00	CDK GLOBAL INC COM		691,038	858,600
	3,500.00	MICROSOFT CORP COM		87,413	373,835
	4,000.00	ORACLE CORP COM		110,847	195,360
	1,000.00	RED HAT INC	[3]	134,191	171,640
	3,000.00	TENCENT HLDGS LTD ADR		100,845	102,990
				1,124,334	1,702,425	1.66%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		349,916	766,010
	3,000.00	COMMSCOPE HLDG CO INC COM	[3]	106,952	72,180
	557.00	DELL TECHNOLOGIES INC COM	[3]	26,290	50,347
	3,500.00	INTEL CORP COM		73,338	164,080
	6,000.00	MICRON TECHNOLOGY INC COM	[3]	225,077	226,320
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	120,690
				903,036	1,399,627	1.37%

TOTAL INFORMATION TECHNOLOGY				2,027,370	3,102,052	3.03%

MATERIALS	1,580.00	DOWDUPONT INC COM		97,247	85,194
	500.00	ECOLAB INC COM		52,645	76,575
	4,000.00	LOUISIANA PACIFIC CORP		113,115	87,080
TOTAL MATERIALS				263,007	248,849	0.24%

See accompanying notes to financial statements.

14

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
REAL ESTATE	2,000.00	AMERICAN CAMPUS CMNTYS INC	77,890	79,020
	5,000.00	CARETRUST REIT INC COM	68,082	88,300
	1,500.00	CYRUSONE INC COM	94,748	79,845
	1,000.00	DIGITAL RLTY TR INC COM	58,863	103,260
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	218,040
	3,500.00	GEO GROUP INC COM	83,062	77,385
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	207,500
	2,000.00	IRON MTN INC NEW COM	66,726	61,220
	3,000.00	JERNIGAN CAP INC COM	58,819	58,710
	4,000.00	LTC PPTYS TR INC COM R	159,295	171,080
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	222,900
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	66,700
	6,000.00	PHYSICIANS RLTY TR COM	112,435	99,480
	6,000.00	TANGER FACTORY OUTLET COM	153,014	133,560
	3,000.00	TECK RESOURCES LTD CL B	91,902	62,010
	3,000.00	VENTAS INC COM	195,931	174,120
	500.00	W P CAREY & CO LLC COM	31,927	33,005
TOTAL REAL ESTATE			1,866,061	1,936,135	1.89%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	30,610
	6,500.00	DOMINION RES INC VA COM	330,756	464,230
	6,187.00	DUKE ENERGY CORP COM	473,673	511,232
	1,000.00	ENTERGY CORP NEW COM	69,388	83,950
	13,000.00	MLP AMERIGAS PARTNERS L P	581,786	463,450
	5,000.00	SOUTHERN CO COM	209,871	225,150
	2,256.00	WEC ENERGY GROUP INC COM	89,900	154,310
TOTAL UTILITIES			1,774,533	1,932,932	1.89%

TOTAL INVESTMENTS IN COMMON STOCKS			$28,244,926	$30,606,374	29.87%

See accompanying notes to financial statements.

15

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
INVESCO QQQ TR PUT OPTION, $160 EXP 12/21/18	[3]	80.00	$18,643	$25,040
INVESCO QQQ TR PUT OPTION, $165 EXP 12/21/18	[3]	100.00	47,767	44,600
SPDR S&P QT PUT OPTION, $270 EXP 9/21/18	[3]	40.00	17,120	21,600
TOTAL PUT OPTIONS			83,530	91,240	0.09%

TOTAL INVESTMENTS IN OPTIONS			$83,530	$91,240	0.09%

See accompanying notes to financial statements.

16

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

October 31, 2018

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:

BAC CAP TR XIV FLOATING RATE	[4,5]	4.09%	N/A	200,000.00	$179,500	$163,750
BANK OF AMERICA CORP FLOATING RATE	[4,5]	6.30%	N/A	300,000.00	319,500	316,125
CITIGROUP INC FIXED-FLOATING	[4,5]	5.95%	N/A	250,000.00	247,348	254,063
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.88%	N/A	9,000.00	208,121	199,624
E TRADE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.88%	N/A	250,000.00	249,688	248,750
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.10%	N/A	250,000.00	250,000	211,875
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.22%	N/A	250,000.00	229,998	200,000
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	4.91%	10/20/67	150,000.00	148,409	138,840
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	2.92%	N/A	350,000.00	315,745	287,000
NEW YORK MTG TR INC PFD	[4]	7.75%	N/A	2,000.00	49,337	46,400
PNC FINANCIAL SVCS GROUP INC FIXED-FLOATING	[4,5]	4.85%	N/A	250,000.00	257,440	241,250
SUNTRUST BANKS INC. FIXED-FLOATING	[4,5]	5.05%	N/A	250,000.00	258,750	241,650
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.82%	N/A	1,450,000.00	1,437,499	1,413,749

TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,151,335	$3,963,076	3.87%

See accompanying notes to financial statements.

17

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

October 31, 2018

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	Northern Institutional Treasury Portfolio Premier Shares	$9,761,919	$9,761,919	9.53%

TOTAL INVESTMENTS - MARKET VALUE			99,605,722	97.22%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,852,218	2.78%

TOTAL NET ASSETS			$102,457,940	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

4Perpetual security. Maturity date is not applicable.

5Variable rate security. The rate shown is the coupon as of the end of the reporting period.

See accompanying notes to financial statements.

18

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

October 31, 2018

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
DUKE ENERGY CO CALL OPTION, $80 EXP 1/18/19	[3]	(50.00)	$(6,436)	$(19,500)
GENERAL ELECTRIC CALL OPTION, $15 EXP 1/18/19	[3]	(50.00)	(3,168)	(200)
LENDING TREE INC CALL OPTION, $260 EXP 12/21/18	[3]	(2.00)	(5,057)	(1,300)
PHILLIPS 66 CALL OPTION, $130 EXP 11/16/18	[3]	(15.00)	(4,851)	(75)
TOTAL CALL OPTIONS - LIABILITIES			(19,512)	(21,075)	-0.02%

PUT OPTIONS:
ALIBABA GROUP PUT OPTION $135 EXP 4/18/19	[3]	(15.00)	(6,287)	(15,675)
ALPHABET INC PUT OPTION $1,100 EXP 3/15/19	[3]	(5.00)	(24,292)	(36,850)
ALPHABET INC PUT OPTION $1,110 EXP 12/21/18	[3]	(5.00)	(26,842)	(26,750)
BAIDU COM INC PUT OPTION $195 1/18/19	[3]	(15.00)	(8,602)	(22,425)
CAMPING WORLD PUT OPTION $17.50 EXP 12/21/18	[3]	(250.00)	(39,116)	(51,250)
CAPITAL ONE PUT OPTION $85 EXP 12/21/18	[3]	(25.00)	(6,161)	(4,600)
DOLLAR TREE PUT OPTION $80 EXP 2/15/19	[3]	(100.00)	(34,270)	(40,000)
GENERAL ELECTRIC PUT OPTION $12 EXP 1/18/19	[3]	(50.00)	(2,523)	(10,750)
MORGAN STANLEY PUT OPTION $50 EXP 1/18/19	[3]	(30.00)	(6,014)	(13,650)
PHILLIPS 66 PUT OPTION $110 EXP 11/16/18	[3]	(15.00)	(5,231)	(12,405)
WEIBO CORPORATION PUT OPTION $70 EXP 1/18/19	[3]	(30.00)	(10,154)	(42,300)
TOTAL PUT OPTIONS - LIABILITIES			(169,492)	(276,655)	-0.27%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(189,004)	$(297,730)	-0.29%

See accompanying notes to financial statements.

19

BMC FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2018

ASSETS AT MARKET VALUE:
Investment securities (cost - $93,080,916)	$99,605,722
Cash and short-term investments	3,086,366
Receivables, accrued interest and dividends	192,080
Other assets	24,107

Total assets	102,908,275

LIABILITIES:
Call and put options written, at fair value (premiums received $189,004)	297,730
Accounts payable and accrued expenses	14,322
Payable to broker	46,827
Payable to custodian	14,633
Accounts payable to affiliates	76,823

Total liabilities	450,335

NET ASSETS AT OCTOBER 31, 2018 - EQUIVALENT TO $20.77 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$102,457,940

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	65,955,911
Undistributed net investment income	290,893
Realized loss on investments sold and foreign currency transactions	(66,063)
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	6,416,080

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$102,457,940

See accompanying notes to financial statements.

20

BMC FUND, INC.

STATEMENT OF OPERATIONS

Year Ended October 31, 2018

INVESTMENT INCOME:
Income:
Interest - fixed income	$471,741
Dividend income (net of $13,177 foreign tax)	1,943,475

Total income	2,415,216

Expenses:
Legal and professional fees	101,186
Directors' fees (Note 7)	55,500
Investment expense	87,901
Salaries and related expenses	644,454
Property and liability insurance	47,520
Depreciation expense	2,238
Rent	47,019
Office expense and supplies	31,951
Dues and subscriptions	37,314
Travel and entertainment	12,853

Total expenses	1,067,936

Investment income, net	1,347,280

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold and foreign currency transactions	1,372,419
Realized gain from expiration or closing of options contracts written	113,320
Change in unrealized appreciation of investments for the period	(1,099,059)

Net gain on investments	386,680

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,733,960

See accompanying notes to financial statements.

21

BMC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended October 31, 2018 and 2017

	2018	2017

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,347,280	$1,315,213
Realized gains from investment securities sold, options and foreign currency transactions	1,485,739	2,239,801
Change in unrealized appreciation of investments for the year	(1,099,059)	4,284,845

Net increase in net assets resulting from operations	1,733,960	7,839,859

Distributions to shareholders from:
Net realized gain on investment securities, options and foreign currency transactions	(1,814,378)	(1,706,556)
Net investment income	(1,581,479)	(987,607)
Retained earnings prior to becoming an investment company	(1,537,424)	(2,239,118)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,199,321)	2,906,578

NET ASSETS AT BEGINNING OF PERIOD	105,657,261	102,750,683

NET ASSETS AT END OF PERIOD (Including undistributed net investment income: (2018 - $290,893, 2017 - $525,092)	$102,457,940	$105,657,261

See accompanying notes to financial statements.

22

BMC FUND, INC.

FINANCIAL HIGHLIGHTS

Years Ended October 31, 2018, 2017, 2016, 2015, 2014, 2013, 2012, 2011, 2010 and 2009

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2018, 2017, 2016, 2015, 2014, 2013, 2012, 2011, 2010 and 2009. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING
PERFORMANCE	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009

Net asset value, beginning of period	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79
Net investment income	0.27	0.27	0.22	0.35	0.42	0.46	0.35	0.49	0.46	0.48
Net gains (losses) on investments	0.08	1.32	0.39	(0.73)	0.63	0.60	1.18	0.21	1.70	1.65
Total from investment operations	0.35	1.59	0.61	(0.38)	1.05	1.06	1.53	0.70	2.16	2.13
Less distributions:
Dividends from net investment income	0.32	0.20	0.23	0.36	0.44	0.47	0.56	0.27	0.46	0.92
Distributions from capital gains	0.37	0.35	-	0.44	0.42	0.33	0.48	0.53	-	-
Distributions from retained earnings	0.31	0.45	0.77	0.22	0.14	0.27	0.02	0.20	0.49	0.80
Total distributions	1.00	1.00	1.00	1.02	1.00	1.07	1.06	1.00	0.95	1.72
Net asset value, end of period	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20

Per share market value, end of period[1]	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.45	$18.00	$16.75

TOTAL INVESTMENT RETURN[2]	1.95%	8.83%	3.39%	(2.11)%	5.83%	5.89%	8.50%	3.79%	11.83%	12.72%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$102,458	$105,657	$102,751	$104,684	$111,568	$111,358	$111,379	$109,069	$110,576	$104,603
Ratio of expenses to average net assets[3]	1.01%	1.03%	1.07%	0.98%	0.97%	0.95%	1.01%	0.97%	1.11%	1.18%
Ratio of net investment income to average net assets[3]	1.28%	1.26%	1.06%	1.59%	1.83%	2.04%	1.57%	2.15%	2.11%	2.40%
Portfolio turnover rate	14.18%	24.07%	15.09%	17.10%	22.02%	33.12%	32.90%	60.41%	38.08%	69.62%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

See accompanying notes to financial statements.

23

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2018

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B. Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification.

C. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the year ended October 31, 2018, the Company purchased and sold securities in the amount of $16,997,078 and $14,343,877 (excluding short-term investments and options), respectively.

24

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2014 and thereafter are subject to possible future examinations by tax authorities.

F. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

25

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

26

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of October 31, 2018.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$8,476,339	$-	$-	$8,476,339
Bond Mutual Funds	8,443,234	-	-	8,443,234
Stock Mutual Funds	9,163,358	-	-	9,163,358
Common Stocks – Publicly Traded	30,697,614	-	-	30,697,614
Preferred Stocks – Publicly Traded	3,963,076	-	-	3,963,076
Cash and Cash Equivalents	9,761,919	-	-	9,761,919
Limited Partnerships – Measured at NAV (2)	-	-	-	29,100,182
Total Investments	$70,505,540	$-	$-	$99,605,722

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(21,075)	$-	$-	$(21,075)
Put Options	(276,655)	-	-	(276,655)
Total Call and Put Options – Liabilities	$(297,730)	$-	$-	$(297,730)

(1)	There were no transfers between Level 1, Level 2, and Level 3 during the period.
(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

J. Investments in Limited Partnerships - As of October 31, 2018, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

27

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of October 31, 2018. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (9)
Privet Fund LP	90 days	Quarterly	See below (10)
Segra Resource Onshore Partners, LP	60 days	Quarterly	See below (11)
Stark Investments LP	N/A	N/A	See below (12)
Triarii Capital Partners LP	45 days	Quarterly	See below (13)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (14)
Walnut Investment Partners, LP Worldwide Opportunity Fund (Cayman), Ltd.	N/A 90 days	N/A June 30 or Dec. 31	See below (15) See below (16)

(1)	There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.
(2)	There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.
(3)	Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement
(4)	There is a gate provision regarding requests for redemptions, subject to various unspecified terms.
(5)	Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.
(6)	There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.
(7)	Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.
(8)	Redemptions are not permitted.
(9)	Withdrawals of capital contributions may be up to 1/4 of the balance of partner’s capital account.
(10)	Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.
(11)	There is a gate provision regarding requests for more than 25% of its capital account.
(12)	In liquidation.
(13)	Withdrawals made during the twelve calendar months immediately following the Applicable Initial Withdrawal Date will be subject to a withdrawal charge equal to 5% of the amount permitted to be withdrawn.
(14)	Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.
(15)	Walnut is in receivership.
(16)	Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

28

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Company's investment balances and unfunded commitments to limited partnerships.

On August 28, 2018, FASB issued Accounting Standards Update 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820; “Fair Value Measurement” (“ASC 820”). ASU 2018-13 includes new, eliminated, and modifided disclosure requirements of ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Company has early adopted ASU 2018-13 with these financial statements.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as October 31, 2018, were as follows:

Gross appreciation (excess of value over tax cost)	$14,101,308
Gross depreciation (excess of tax cost over value)	(7,576,502)
Net unrealized appreciation	$6,524,806
Cost of investments for income tax purposes	$93,080,916

29

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2018

4.	OPTIONS WRITTEN

As of October 31, 2018, portfolio securities valued at $658,218 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the year ended October 31, 2018 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2017	1,535	$329,933
Options written	2,509	746,364
Options terminated in closing purchase transactions	(1,125)	(353,199)
Options expired	(1,890)	(426,845)
Options exercised	(372)	(107,249)
Options outstanding at October 31, 2018	657	$189,004

5.	PLEDGED COLLATERAL

As of October 31, 2018, cash in the amount of $3,640,000 was pledged as collateral for put options sold by the Company.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 11, 2017, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2017.

On March 10, 2018 a distribution of $0.25 per share was paid to shareholders of record on February 25, 2018.

On June 10, 2018, a distribution of $0.25 per share was paid to shareholders of record on May 25, 2018.

On September 10, 2018, a distribution of $0.25 per share was paid to shareholders of record on August 25, 2018.

30

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The tax character of distributions paid during 2018 and 2017 was as follows:

	2018	2017
Distributions paid from:
Ordinary income	$777,270	$1,891,408
Long-term capital gains	2,294,295	1,233,320
Retained earnings prior to becoming an investment company	1,861,716	1,808,553
	$4,933,281	$4,933,281

As of October 31, 2018, there was $1,201,486 of distributable earnings on a tax basis.

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under generally accepted accounting principles. The difference for the period ended October 31, 2018 reflects $290,893 of undistributed net investment incomes under generally accepted accounting principles.

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc. The expense associated with this related party lease for the year ended October 31, 2018 amounted to $47,109. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at October 31, 2018 was $76,823.

M. Hunt Broyhill is a director of Capitala Finance Corp., in which the Company is invested.

31

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2018

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,776,267 and have been assigned no value at October 31, 2018.

There were no impairment charges during the year. The Company received $175,731 in proceeds during the twelve months ended October 31, 2018, which was treated as a return of capital.

32

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2018

The directors of the Fund were elected for a one-year term at the 2018 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

James T. Broyhill (91) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005

Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)

None
M. Hunt Broyhill (54) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Feb. 2013-present)

33

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2018

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Paul H. Broyhill (94) 135 Claron Place, SE Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014

Director and Chairman Emeritus; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)

None
W. Charles Campbell (52) 3400 Sharon Road Charlotte, NC 28211	Director	Since 2011

President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Chief Executive Officer and Co-managing Partner of Flagship Healthcare Properties, LLC, (formerly Brackett Flagship Properties, LLC), a commercial real estate firm (2010-present)

None
Jan E. Gordon (67) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None
Allene B. Stevens (96) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

34

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2018

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Kevin P. Boudreau (55) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None
Margaret M. “Peg” Broyhill (75) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since 2015	Retired; former Resident Branch Manager (Lenoir, NC office) (1993-2017) and Senior Vice President of Wells Fargo Advisors (1995-2017)	None
R. Donald Farmer (71) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None
Robert G. Fox, Jr. (69) 330 Lams Way Vilas, NC 28692	Director	Since 2008

President of RGF Consulting, Inc., a financial consulting services provider (2010-present); former Chief Banking Officer of NewDominion Bank (2005-2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)

None
Mark E. Roberts (56) 269 River Ridge Drive Wallace, NC 28466	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-January 2017); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)	None

35

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2018

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Boyd C. Wilson, Jr. (66) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006

Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

CommunityOne Bancorp (2011-2017); Bank of Granite Corp. (1996-2013)
Christopher R. Pavese (42) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2013 Since 2011	Vice President (2013-present) and Chief Investment Officer of the Fund since 2011; Chief Investment Officer of Broyhill Asset Management, LLC since 2008; Portfolio Manager of the Fund (2005-2011)	None

Danny A. Gilbert (52) 603 Stonecroft Ct. SE Lenoir, NC 28645	Vice President Chief Compliance Officer	Since Feb. 2018 Since June 2017	Vice President (since February 2018) and Chief Compliance Officer of the Fund since June 2017; former Assistant City manager and Finance Director, City of Lenoir, NC (2006-2016)	None

36

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2018

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Carol Frye (61) 1009 Frosty Lane, NE Lenoir, NC 28645	Secretary and Treasurer	Since 2001

Secretary and Treasurer of the Fund

since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)

None

37

BMC FUND, INC.

ADDITIONAL INFORMATION (Unaudited)

Year Ended October 31, 2018

Proxy Voting - The policies and procedures that the Company uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Company’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Company files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Company’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

38

Item. 2. Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer. The Code was amended by the Board of Directors on February 24, 2007.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that R. Donald Farmer, a member of its Audit Committee, is an audit committee financial expert. Mr. Farmer is an independent director of the Registrant.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: $50,600.00 for the fiscal year ended October 31, 2017; $74,250.00 for the fiscal year ended October 31, 2018.

(b) Audit-Related Fees: $647.00 for the fiscal year ended October 31, 2017; $1,426.50 for the fiscal year ended October 31, 2018. These fees were incurred for travel-related expenses.

(c) Tax Fees: $0.00 for the fiscal year ended October 31, 2017; $9,000.00 for the fiscal year ended October 31, 2018. These fees were incurred for preparation of the tax returns.

(d) All Other Fees: $0.00 for the fiscal year ended October 31, 2017; $0.00 for the fiscal year ended October 31, 2018. These fees were incurred for report production and printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2018 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a)(1) As of the date of filing of this report, M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

(a)(2) The following tables provide information regarding registered investment companies other than the Registrant, other pooled investment vehicles, and other accounts over which the Registrant’s portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and the total assets in the accounts with respect to which the fees are based on performance. The information is provided as of the Registrant’s fiscal year ended October 31, 2018.

M. Hunt Broyhill

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	13
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$325,726	$35,931,424
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Christopher R. Pavese

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	79
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	8
Assets Managed	$0	$0	$68,043,856
Assets Managed with Performance-Based Advisory Fees	$0	$0	$2,406,363

Material Conflicts of Interest

The Fund recognizes that actual or potential conflicts of interest are inherent in our business. These actual or potential conflicts may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Certain investments may be appropriate for the Fund and also for other clients advised by the portfolio manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Therein lies the possibility that a particular security could be bought or sold for the Fund and also for other clients, along with the possibility that a particular security could be bought or sold for the Fund while the opposite transaction could be occurring for other clients due to their investment strategy.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

The Fund also recognizes that in some cases, an actual or potential conflict may arise where a portfolio manager may have an incentive, such as a performance-based fee.

On December 13, 2014, the Board of Directors of the Registrant adopted a Conflicts of Interest Policy for Portfolio Managers.

(a)(3)

Compensation Structure of Portfolio Managers

The compensation structure for each portfolio manager is based upon a fixed salary as well as a discretionary bonus determined by the senior management of the Registrant. Salaries are determined by the senior management and are based upon an individual’s position and overall value to the Registrant. Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the Fund and the profitability of the Registrant. Salaries and bonuses for portfolio managers are not based upon criteria such as performance of the Fund or the value of assets of the Registrant. Portfolio managers also have the opportunity to participate in other employee benefits available to all of the employees of the Registrant.

(a)(4) The dollar range of the Registrant’s equity securities owned beneficially by the Registrant’s portfolio managers as of the Registrant’s fiscal year ended October 31, 2018 is set forth below:

Name of Portfolio Manager	Dollar ($) Range of Registrant’s Shares Beneficially Owned
M. Hunt Broyhill	Over $1,000,000
Christopher R. Pavese	$1-$10,000

(b) N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) The Registrant's Code of Ethics is attached as Exhibit 13(a)(1).

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: December 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: December 17, 2018

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: December 17, 2018